UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2005
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    May 6, 2005

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $410,420,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     9065   359572 SH       SOLE                   359572
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     7334   142138 SH       SOLE                   142138
ARDEN RLTY INC                 COM              039793104     3315    97930 SH       SOLE                    97930
BRASCAN CORP                   CL A LTD VT SH   10549P606     3470    91920 SH       SOLE                    91920
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      154       54 SH       SOLE                       54
BROADWING CORP                 COM              11161E101     3093   747200 SH       SOLE                   747200
CITIGROUP INC                  COM              172967101     7887   175511 SH       SOLE                   175511
CROWN HOLDINGS INC             COM              228368106     7001   449948 SH       SOLE                   449948
CENTRAL EUROPE AND RUSSIA FD   COM              153436100     1014    33550 SH       SOLE                    33550
CRESCENT REAL ESTATE EQUITIE   COM              225756105     5896   360803 SH       SOLE                   360803
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     1440    66925 SH       SOLE                    66925
CITIGROUP GLOBAL MKTS HLDG I   NOTE 7.000%9/5   173073818     1962   183025 SH       SOLE                   183025
COMCAST CORP NEW               Cl A             20030N101     4806   142273 SH       SOLE                   142273
COMCAST CORP NEW               CL A SPL         20030N200     4115   123068 SH       SOLE                   123068
CRIIMI MAE INC                 COM NEW          226603504    24272  1207562 SH       SOLE                  1207562
CRIIMI MAE INC                 PFD B CONV $25   226603207       26     1000 SH       SOLE                     1000
CNA FINL CORP                  COM              126117100    10269   365978 SH       SOLE                   365978
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    10142   934784 SH       SOLE                   934784
DOBSON COMMUNICATIONS CORP     CL A             256069105     1964   972173 SH       SOLE                   972173
DUKE ENERGY CORP               COM              264399106     8080   288458 SH       SOLE                   288458
EQUITY OFFICE PROPERTIES TRU   COM              294741103     7157   237551 SH       SOLE                   237551
FIRST DATA CORP                COM              319963104     3661    93125 SH       SOLE                    93125
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    10085    67455 SH       SOLE                    67455
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     5224    97561 SH       SOLE                    97561
FRANKLIN UNVL TR               SH BEN INT       355145103     4868   816740 SH       SOLE                   816740
GENERAL GROWTH PPTYS INC       COM              370021107     7134   209207 SH       SOLE                   209207
TEMPLETON GLOBAL INCOME FD     COM              880198106      426    48967 SH       SOLE                    48967
GATEWAY INC                    COM              367626108     1103   273650 SH       SOLE                   273650
GENESEE & WYO INC              CL A             371559105     1207    46598 SH       SOLE                    46598
MORGAN STANLEY                 INSD CA MUN      61745P825     2898   207725 SH       SOLE                   207725
PERUSAHAAN PERS INDO SATELLI   SPONSORED ADR    715680104      754    29175 SH       SOLE                    29175
LIBERTY MEDIA CORP NEW         COM SER A        530718105    17094  1648454 SH       SOLE                  1648454
LIBERTY MEDIA INTL INC         COM SER A        530719103    10431   238476 SH       SOLE                   238476
LOEWS CORP                     COM              540424108    10037   136483 SH       SOLE                   136483
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     2864   141306 SH       SOLE                   141306
MTR GAMING GROUP INC           COM              553769100     4420   356416 SH       SOLE                   356416
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     7407   210730 SH       SOLE                   210730
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    29242   812285 SH       SOLE                   812285
NASH FINCH CO                  COM              631158102     7691   202435 SH       SOLE                   202435
NATL EQUIP SVCS INC NEW        COM              640820106     4923   493246 SH       SOLE                   493246
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     2973   227300 SH       SOLE                   227300
OWENS ILL INC                  COM NEW          690768403     7656   304522 SH       SOLE                   304522
OWENS ILL INC                  PFD CONV $.01    690768502     1822    43852 SH       SOLE                    43852
PUTNAM MASTER INTER INCOME T   SHR BEN INT      746909100     4281   669995 SH       SOLE                   669995
PARK OHIO HLDGS CORP           COM              700666100     6522   348000 SH       SOLE                   348000
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102     2709   229730 SH       SOLE                   229730
Q E P INC                      COM              74727K102     2427   172601 SH       SOLE                   172601
RCN CORP NEW                   COM              749361200     6078   305431 SH       SOLE                   305431
SEA CONTAINERS LTD             CL A             811371707     7663   419634 SH       SOLE                   419634
SK TELECOM LTD                 SPONSORED ADR    78440P108     5646   286301 SH       SOLE                   286301
ST PAUL TRAVELERS INC          EQUITY UNIT      792860306     2339    35995 SH       SOLE                    35995
ST PAUL TRAVELERS INC          COM              792860108    10419   283667 SH       SOLE                   283667
SOUTHERN UN CO NEW             COM              844030106     8598   342411 SH       SOLE                   342411
SAFEWAY INC                    COM NEW          786514208     9897   534109 SH       SOLE                   534109
TOWER PROPERTIES CO            COM              891852105      629     2288 SH       SOLE                     2288
TESORO CORP                    COM              881609101     4239   114515 SH       SOLE                   114515
VALERO ENERGY CORP NEW         COM              91913Y100    12003   163813 SH       SOLE                   163813
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100    14097   530765 SH       SOLE                   530765
WHX CORP                       PFD CV SER A     929248201      658   239400 SH       SOLE                   239400
WHX CORP                       PFD CV SER B     929248300      739   268750 SH       SOLE                   268750
WILLIAMS COS INC DEL           COM              969457100     9280   493338 SH       SOLE                   493338
WESTERN WIRELESS CORP          CL A             95988E204    10946   288343 SH       SOLE                   288343
AMGEN INC                      NOTE    3/0      031162AE0     6683  9187000 SH       SOLE                  9187000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1     8602  9475000 SH       SOLE                  9475000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.876% 7/1  52729NBA7      506   929000 SH       SOLE                   929000
MEDIACOM COMMUNICATIONS CORP   NOTE 5.250% 7/0  58446KAA3     6433  6497000 SH       SOLE                  6497000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3     2644  3765000 SH       SOLE                  3765000